                                    [PHOTO]

================================================================================

                                        Annual Report November 30, 1999

Oppenheimer
Quest Global Value Fund, Inc.

                                 [LOGO] Oppenheimer Funds(R)
                                        The Right Way to Invest

--------------------------------------------------------------------------------

REPORT HIGHLIGHTS

--------------------------------------------------------------------------------

      Contents

 1    President's Letter

 3    An Interview
      with Your Fund's
      Managers

 6    Fund Performance

12    Financial
      Statements

32    Report of
      Independent
      Accountants

33    Federal
      Income Tax
      Information

34    Officers and Directors

35    OppenheimerFunds
      Family

Equity markets worldwide showed strong signs of recovery during the period, while the markets in Japan and the United States provided the most attractive investment opportunities.

With low inflation and stable interest rates, we look for a continuation of earnings growth for all kinds of companies.

----------------------
Average Annual
Total Returns

For the 1-Year Period
Ended 11/30/99*

Class A
Without     With
Sales Chg.  Sales Chg.
----------------------
21.64%      14.64%

Class B
Without     With
Sales Chg.  Sales Chg.
----------------------
21.05%      16.05%

Class C
Without     With
Sales Chg.  Sales Chg.
----------------------
21.02%      20.02%

------------------
Not FDIC Insured.
No Bank Guarantee.
May Lose Value.
------------------

*See page 10 for further details.

--------------------------------------------------------------------------------

PRESIDENT'S LETTER

--------------------------------------------------------------------------------

-----------------------------
[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
Quest Global Value Fund, Inc.
-----------------------------

Dear shareholder,

Whenever a new year begins--let alone a new decade or century--it makes sense to pause a moment to assess where we've been and where we're going.

      In retrospect, U.S. stocks and bonds in 1999 were subject to sudden and substantial swings in investor sentiment because of economic uncertainty. When the year began, investors were concerned that growth in the United States might slow in response to economic weakness overseas. At mid-year, investors were concerned that the economy was too strong, potentially rekindling inflationary pressures. Yet, by year end, it became clearer that while the U.S. economy grew robustly in 1999, inflation remained at low levels. Indeed, investors appeared more comfortable with the economy after the Federal Reserve Board demonstrated its inflation-fighting resolve by raising interest rates three times between June and November.

      As is normal in a rising-interest-rate environment, bond prices generally declined in 1999, led lower by U.S. Treasury bonds. In the stock market, while most major indices advanced, strong performance was mostly limited to a handful of large-capitalization growth companies, principally in the technology arena. Smaller and value-oriented stocks provided particularly lackluster returns and, overall, foreign stocks out-performed U.S. stocks in 1999.

      Looking forward, we expect the U.S. economy to remain on a moderate-growth, low-inflation course. As recent revisions of 1999's economic statistics demonstrated, the economy has defied many analysts' forecasts by growing at a strong rate, which should be positive for the bond market. Similarly, positive economic forces could help the stock market's performance broaden to include value-oriented and smaller stocks.

      We see particularly compelling opportunities outside of the U.S. market. Many foreign stocks also ended 1999 more attractively valued than large-cap U.S. stocks, and economic trends in overseas markets could lead to higher stock prices. In Europe, corporate restructuring has just begun, giving


                  1 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

PRESIDENT'S LETTER

--------------------------------------------------------------------------------

companies there the same potential for cost-cutting and productivity improvements that U.S. companies enjoyed 10 years ago. In Japan and Asia, economic recovery is expected to gain strength, which could allow stocks to rally from relatively low levels.

      Another 1999 trend that should remain in force in 2000 is the growth of businesses related to the Internet. The rise of e-commerce has been good for consumers and the economy because of greater price competition, which has helped keep inflation under control. The Internet has also been good for investors, as even companies with no earnings have seen their stock prices soar. Clearly, while the Internet is here to stay, not all "dot-com" companies will survive, and many of these high-flying Internet stocks will eventually--and perhaps very suddenly--return to more reasonable levels. The long-term winners are most likely to be companies that support the Internet's growth with content or infrastructure.

      What else is in store for investors in 2000? While we do not have an infallible crystal ball, we believe that in almost any investment environment, consistent success stems from an unwavering focus on fundamental investment principles such as maintaining a long-term perspective, using diversification to manage risks, and availing oneself of the services of a knowledgeable financial advisor. Indeed, these principles serve as the foundation for every investment we offer, helping to make OppenheimerFunds The Right Way to Invest in 2000 and beyond.

Sincerely,


/s/ Bridget A. Macaskill

Bridget A. Macaskill
December 21, 1999

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular Fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow.


                  2 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

AN INTERVIEW WITH YOUR FUND'S MANAGERS

--------------------------------------------------------------------------------

---------------------
[PHOTO]

Portfolio Management
Team (l to r)
Richard Glasebrook II
James Sheldon
---------------------

Q. How did the Fund perform during the one-year period that ended November 30, 1999?

A. We are pleased to report that, as economies and markets worldwide recovered from the problems of 1998, Oppenheimer Quest Global Value Fund, Inc. joined in the rally and delivered very good results. The Fund's Class A shares produced an average annual total return of 21.64%, without deducting sales charge, for the one-year period ended November 30, 1999.(1)

To what do you attribute the Fund's success?

We've invested in a fair number of Japanese companies since early in 1999. Japan was the strongest market in the world during the past year, because the government and major corporations took action to make business more responsible and responsive to shareholders. However, because Japan's recovery is in its beginning phase, we continually monitor our positions.

      U.S.-based multinational corporations turned out to be the second area of strength. The Fund can invest virtually anywhere in the world, so we have deployed roughly 50% of assets in the United States. Despite the high levels of the major U.S. market indexes, many good companies remain undervalued, and we found several large, established U.S. companies with sizable overseas operations that met our investment criteria. As the worldwide economic picture improved over the course of the year, many of these companies enjoyed rising revenues and earnings.

How do you identify these companies?

We are particularly interested in the management of a company, which must be capable of maximizing shareholder value. We're also looking for established companies that have a high return on capital and strong competitive positions within their industries.

1. Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.


                  3 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

AN INTERVIEW WITH YOUR FUND'S MANAGERS

--------------------------------------------------------------------------------

---------------------------------
Average Annual
Total Returns

For the Periods Ended 12/31/99(2)

Class A                 Since
1-Year      5-Year      Inception
---------------------------------
17.80%      16.32%      11.72%

Class B                 Since
1-Year      5-Year      Inception
---------------------------------
19.44%      16.91%      14.41%

Class C                 Since
1-Year      5-Year      Inception
---------------------------------
23.41%      17.10%      14.35%
---------------------------------

Can you give us a good example?

The Fund benefited from strong results for Boeing Co., the U.S. aircraft manufacturer, and Minnesota Mining and Manufacturing Co., also known as 3M. Both saw revenues jump as worldwide recovery led to greater demand for their products. Telecommunications companies around the world have also been solid contributors to the Fund's performance.

How did the financial sector fare in the rising-interest-rate environment?

While some of our financial holdings were outstanding, such as Citigroup, Inc., others were among our largest disappointments. In a clear case of misunderstanding, mortgage lender Freddie Mac was punished by investors as U.S. interest rates rose during 1999. However, rising interest rates aren't necessarily bad for Freddie Mac's business--the company has consistently hit its earnings projections, and it has no fundamental problems with its business. We have high confidence in the company, so the falling price only made the stock more attractive, and we added to our position.

Did you invest in Europe or Latin America?

As the year began, we felt more positive about Japan than Europe, which was struggling with the introduction of its new euro currency. Early in the reporting period, we purchased just a few European stocks when their prices suggested they were definitely undervalued. More recently, we've grown more confident about Europe and have begun building that portion of the portfolio again.

As for Latin America, we see signs that it is regaining strength but have avoided it (with the exception of a few telecommunications stocks) because we were unable to find stocks that were undervalued relative to their potential.

What is your outlook for global markets and the portfolio?

Inflationary concerns from a year ago that hurt all but the largest stocks seem to have abated, so the pressure to raise

2. See page 10 for further details.


                  4 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

----------------------
Regional Allocation(3)

   [PIE GRAPH]

United States/
Canada          48.2%

Europe          34.2

Asia            14.2

Middle East/
Africa           1.5

Emerging Europe  1.0

Latin America    0.9
----------------------

interest rates may subside for a while. With low inflation and stable interest rates, we look for a continuation of earnings growth for all kinds of companies. That, in turn, could lead to price appreciation for many undervalued stocks, which is one reason why Oppenheimer Quest Global Value Fund, Inc. is an important part of The Right Way to Invest for those who seek long-term growth of their capital.

Top Ten Country Holdings(3)
--------------------------------------------------------------------------------
United States                                                              47.3%
--------------------------------------------------------------------------------
Japan                                                                      10.4
--------------------------------------------------------------------------------
Great Britain                                                              10.3
--------------------------------------------------------------------------------
France                                                                      7.8
--------------------------------------------------------------------------------
Germany                                                                     4.4
--------------------------------------------------------------------------------
Sweden                                                                      3.9
--------------------------------------------------------------------------------
Spain                                                                       3.5
--------------------------------------------------------------------------------
Australia                                                                   1.9
--------------------------------------------------------------------------------
Israel                                                                      1.5
--------------------------------------------------------------------------------
Denmark                                                                     1.2

Top Ten Stock Holdings(4)
--------------------------------------------------------------------------------
Freddie Mac                                                                 4.3%
--------------------------------------------------------------------------------
Wells Fargo Co.                                                             4.2
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             3.5
--------------------------------------------------------------------------------
Computer Associates International, Inc.                                     3.5
--------------------------------------------------------------------------------
McDonald's Corp.                                                            3.0
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                      2.9
--------------------------------------------------------------------------------
Textron, Inc.                                                               2.7
--------------------------------------------------------------------------------
Boeing Co.                                                                  2.5
--------------------------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co.                                             2.1
--------------------------------------------------------------------------------
Nikko Securities Co. Ltd.                                                   2.0

3. Portfolio is subject to change. Percentages are as of November 30, 1999, and are based on total market value of investments.

4. Portfolio is subject to change. Percentages are as of November 30, 1999, and are based on total market value of common stock.


                  5 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

FUND PERFORMANCE

--------------------------------------------------------------------------------

How has the Fund performed?

Below is a discussion, by the Manager, of the Fund's performance during its fiscal year ended November 30, 1999, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

Management's Discussion of Performance. During the fiscal year that ended November 30, 1999, Oppenheimer Quest Global Value Fund, Inc. produced positive returns, reflecting the generally upward trend in worldwide equity markets. The Fund focuses on selecting individual companies that are inexpensively priced relative to their fundamental strengths and prospects for growth in share price, regardless of their industry or geographic region. Despite this company-by-company approach, the Fund found its most promising opportunities in specific regions: Japan, the United States and Europe. In particular, the Fund benefited from a significant increase in investments in Japanese stocks made early in the year. As that nation's market rebounded throughout the remainder of the period, the Fund sold stocks that had appreciated in value.

      Later in the period, as Europe's newly introduced common currency stabilized and the continent's rate of economic growth increased, assets were invested in stocks of European companies. Throughout the period, nearly half of the Fund's assets were invested in U.S. multinational corporations in a variety of industries, including a sizable allocation to U.S. financial stocks. Concerns about inflation and interest rate hikes depressed prices of many of these financial holdings in mid-year. However, the impact was partially offset by gains in nonfinancial holdings in the United States and elsewhere, and several of the largest U.S. financial positions in the portfolio recovered in the final fiscal quarter. The Fund's portfolio holdings, allocations and management strategies are subject to change.


                  6 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

Comparing the Fund's performance to the market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until November 30, 1999. In the case of Class A shares, performance is measured since the inception of the class on July 2, 1990. In the case of Class B and Class C shares, performance is measured from inception of those classes on September 1, 1993. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the United States. The index is widely recognized as a measure of global stock market performance. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                  7 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

FUND PERFORMANCE

--------------------------------------------------------------------------------

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Oppenheimer Quest Global Value Fund, Inc. (Class A) and the Morgan Stanley Capital International (MSCI) World Index

                                  [LINE GRAPH]

Oppenheimer Quest Global Value Fund, Inc. Class A                        $30,841
MSCI World Index                                                         $27,279

Average Annual Total Return of Class A Shares of the Fund at 11/30/99(1)

1-Year 14.64%      5-Year 15.27%      Life 11.25%

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Oppenheimer Quest Global Value Fund, Inc. (Class B) and the Morgan Stanley Capital International (MSCI) World Index

                                  [LINE GRAPH]

Oppenheimer Quest Global Value Fund, Inc. Class B                        $24,524
MSCI World Index                                                         $22,333

Average Annual Total Return of Class B Shares of the Fund at 11/30/99(1)

1-Year 16.05%      5-Year 15.84%      Life 13.73%


                  8 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Oppenheimer Quest Global Value Fund, Inc. (Class C) and the Morgan Stanley Capital International (MSCI) World Index

                                  [LINE GRAPH]

Oppenheimer Quest Global Value Fund, Inc. Class C                        $24,524
MSCI World Index                                                         $22,280

Average Annual Total Return of Class C Shares of the Fund at 11/30/99(1)

1-Year 20.02%      5-Year 16.03%      Life 13.68%

The performance information for MSCI World Index in the graphs begins on 6/30/90 for Class A, and 8/31/93 for both Class B and Class C.

1. See page 10 for further details.

Past performance is not predictive of future performance. Graphs are not drawn to the same scale.


                  9 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website, www.oppenheimerfunds.com.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's sub-advisor is OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio managers are employed by the Fund's sub-advisor.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.

Class A shares of the Fund were first publicly offered on 7/2/90. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to an annual 0.25% asset-based sales charge.

Class B shares of the Fund were first publicly offered on 9/1/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life of class" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 9/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the different performance calculations is in the Fund's prospectus.


                  10 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

                                                  Financials

--------------------------------------------------------------------------------


                  11 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS November 30, 1999

--------------------------------------------------------------------------------

                                                                    Market Value
                                                        Shares        See Note 1
================================================================================
Common Stocks--94.4%
--------------------------------------------------------------------------------
Basic Materials--6.0%
--------------------------------------------------------------------------------
Chemicals--3.8%
Du Pont (E.I.) De Nemours & Co.(1)                     185,400      $11,019,712
--------------------------------------------------------------------------------
Monsanto Co.                                           233,600        9,855,000
                                                                    -----------
                                                                     20,874,712
--------------------------------------------------------------------------------
Metals--1.1%
Alcoa, Inc.                                             93,400        6,117,700
--------------------------------------------------------------------------------
Paper--1.1%
Stora Enso Oyj, R Shares                               427,500        6,073,646
--------------------------------------------------------------------------------
Capital Goods--14.6%
--------------------------------------------------------------------------------
Aerospace/Defense--2.4%
Boeing Co.                                             320,000       13,060,000
--------------------------------------------------------------------------------
Electrical Equipment--2.4%
Invensys plc                                         1,216,220        5,656,255
--------------------------------------------------------------------------------
Siemens AG                                              71,997        7,242,129
                                                                    -----------
                                                                     12,898,384
--------------------------------------------------------------------------------
Manufacturing--9.8%
Canon Sales Co., Inc.                                  363,500        4,980,183
--------------------------------------------------------------------------------
Caterpillar, Inc.                                      188,500        8,741,687
--------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                   104,700       10,005,394
--------------------------------------------------------------------------------
Shiseido Co. Ltd.                                      357,000        5,729,608
--------------------------------------------------------------------------------
Societe BIC SA                                         114,158        4,482,882
--------------------------------------------------------------------------------
Sodick Co.(2)                                              600            3,629
--------------------------------------------------------------------------------
Textron, Inc.                                          200,000       14,212,500
--------------------------------------------------------------------------------
Williams plc                                         1,112,800        5,755,728
                                                                    -----------
                                                                     53,911,611
--------------------------------------------------------------------------------
Communication Services--9.5%
--------------------------------------------------------------------------------
Telecommunications: Long Distance--5.3%
Fujitsu Ltd.(2)                                        150,000        5,313,891
--------------------------------------------------------------------------------
Mahanagar Telephone Nigam Ltd., GDR(2)                 397,325        3,536,192
--------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                               135,000        9,365,625
--------------------------------------------------------------------------------
Telecomunicacoes Brasileiras SA(2)                  77,100,000        4,876,043
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares              118,000        5,725,797
                                                                    -----------
                                                                     28,817,548
--------------------------------------------------------------------------------
Telephone Utilities--3.2%
Bell Atlantic Corp.                                     82,200        5,204,288
--------------------------------------------------------------------------------
Telecom Italia SpA, RNC Shares                         880,000         4,740,485


                  12 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

                                                                    Market Value
                                                        Shares        See Note 1
--------------------------------------------------------------------------------
Telephone Utilities Continued
Telefonica SA                                          360,000       $ 7,496,169
--------------------------------------------------------------------------------
Telefonica SA, Bonus Shares(2)                           7,200           149,923
                                                                     -----------
                                                                      17,590,865
--------------------------------------------------------------------------------
Telecommunications: Wireless--1.0%
Panafon Hellenic Telecom Co., GDR(2)                   472,410         5,621,679
--------------------------------------------------------------------------------
Consumer Cyclicals--6.4%
--------------------------------------------------------------------------------
Autos & Housing--0.8%
Electrolux AB, Series B Free                           230,000         4,491,236
--------------------------------------------------------------------------------
Leisure & Entertainment--1.8%
EMI Group plc                                          910,000         7,471,435
--------------------------------------------------------------------------------
Scandic Hotels AB                                      257,100         2,268,263
                                                                     -----------
                                                                       9,739,698
--------------------------------------------------------------------------------
Media--1.1%
Reed International plc                                 970,000         6,063,807
--------------------------------------------------------------------------------
Retail: Specialty--1.9%
FamilyMart Co.                                          38,800         2,433,899
--------------------------------------------------------------------------------
Great Universal Stores (The) plc                     1,235,100         8,271,840
                                                                     -----------
                                                                      10,705,739
--------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.8%
Yue Yuen Industrial Holdings Ltd.                    1,676,000         4,208,127
--------------------------------------------------------------------------------
Consumer Staples--11.7%
--------------------------------------------------------------------------------
Beverages--1.4%
Diageo plc                                             592,000         5,355,549
--------------------------------------------------------------------------------
Mikuni Coca-Cola Bottling Ltd.                         114,000         2,128,610
                                                                     -----------
                                                                       7,484,159
--------------------------------------------------------------------------------
Broadcasting--2.5%
AMFM, Inc.(2)                                           85,000         6,008,438
--------------------------------------------------------------------------------
Canal Plus                                              91,000         7,522,651
                                                                     -----------
                                                                      13,531,089
--------------------------------------------------------------------------------
Entertainment--2.8%
McDonald's Corp.                                       340,900        15,340,500
--------------------------------------------------------------------------------
Food--1.6%
Groupe Danone                                           37,600         8,719,029
--------------------------------------------------------------------------------
Food & Drug Retailers--1.1%
Carrefour SA                                             8,800         1,532,905
--------------------------------------------------------------------------------
Kroger Co.(2)                                          200,000         4,262,500
                                                                     -----------
                                                                       5,795,405


                  13 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                                    Market Value
                                                        Shares        See Note 1
--------------------------------------------------------------------------------
Household Goods--2.3%
Kao Corp.                                              237,000       $ 7,027,548
--------------------------------------------------------------------------------
Reckitt & Colman plc                                   466,632         5,678,085
                                                                     -----------
                                                                      12,705,633
--------------------------------------------------------------------------------
Energy--1.1%
--------------------------------------------------------------------------------
Energy Services--0.1%
Anadarko Petroleum Corp.                                16,800           506,100
--------------------------------------------------------------------------------
Oil: Domestic--1.0%
Enterprise Oil plc                                     770,000         5,518,706
--------------------------------------------------------------------------------
Financial--26.8%
--------------------------------------------------------------------------------
Banks--12.4%
Banco Popular Espanol SA                                85,000         5,494,653
--------------------------------------------------------------------------------
Bank Austria AG                                        109,160         5,771,542
--------------------------------------------------------------------------------
Banque Nationale de Paris                               58,800         5,387,721
--------------------------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank                        118,000         7,295,192
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken (SEB)                    835,250         7,958,505
--------------------------------------------------------------------------------
Societe Generale                                        23,100         4,977,509
--------------------------------------------------------------------------------
State Bank of India, GDR                               206,100         2,529,878
--------------------------------------------------------------------------------
Unidanmark AS, A Shares                                 88,000         6,670,457
--------------------------------------------------------------------------------
Wells Fargo Co.                                        470,000        21,855,000
                                                                     -----------
                                                                      67,940,457
--------------------------------------------------------------------------------
Diversified Financial--10.9%
Citigroup, Inc.                                        340,000        18,317,500
--------------------------------------------------------------------------------
Freddie Mac                                            454,100        22,421,188
--------------------------------------------------------------------------------
Household International, Inc.(1)                        63,000         2,492,438
--------------------------------------------------------------------------------
Nichiei Co. Ltd.                                       126,700         3,112,169
--------------------------------------------------------------------------------
Nikko Securities Co. Ltd.                              848,500        10,545,530
--------------------------------------------------------------------------------
Shohkoh Fund & Co.                                       5,540         2,987,268
                                                                     -----------
                                                                      59,876,093
--------------------------------------------------------------------------------
Insurance--3.5%
Scor                                                    97,480         4,436,498
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                 290,720        14,826,720
                                                                     -----------
                                                                      19,263,218
--------------------------------------------------------------------------------
Healthcare--4.0%
--------------------------------------------------------------------------------
Healthcare/Drugs--2.9%
American Home Products Corp.                           144,800         7,529,600
--------------------------------------------------------------------------------
Gedeon Richter Ltd., GDR(2),(4)                            500            25,875
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR               147,000         8,066,625
                                                                     -----------
                                                                      15,622,100


                  14 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

                                                                    Market Value
                                                        Shares        See Note 1
--------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.1%
Smith & Nephew plc                                   1,789,052      $  6,197,495
--------------------------------------------------------------------------------
Technology--9.8%
--------------------------------------------------------------------------------
Computer Hardware--2.6%
Canon, Inc.                                            134,000         3,934,041
--------------------------------------------------------------------------------
Compaq Computer Corp.(1)                               426,100        10,412,819
                                                                    ------------
                                                                      14,346,860
--------------------------------------------------------------------------------
Computer Software--3.3%
Computer Associates International, Inc.                275,000        17,875,000
--------------------------------------------------------------------------------
Communications Equipment--1.0%
Alcatel                                                 28,600         5,543,488
--------------------------------------------------------------------------------
Electronics--2.9%
Intel Corp.                                            100,000         7,668,750
--------------------------------------------------------------------------------
Sony Corp.                                              45,300         8,378,627
                                                                    ------------
                                                                      16,047,377
--------------------------------------------------------------------------------
Transportation--2.4%
--------------------------------------------------------------------------------
Air Transportation--1.5%
UAL Corp.(2)                                           119,700         8,229,375
--------------------------------------------------------------------------------
Railroads & Truckers--0.9%
Canadian Pacific Ltd.(2)                               218,000         4,720,793
--------------------------------------------------------------------------------
Utilities--2.1%
--------------------------------------------------------------------------------
Electric Utilities--2.1%
Iberdrola SA                                           410,000         5,713,553
--------------------------------------------------------------------------------
Veba AG                                                116,100         5,697,759
                                                                    ------------
                                                                      11,411,312
                                                                    ------------
Total Common Stocks (Cost $438,345,052)                              516,848,941

================================================================================
Preferred Stocks--2.6%
--------------------------------------------------------------------------------
Empresa Nacional de Comercio Redito
  e Participacoes SA, Preference(2),(3)              3,050,000             2,858
--------------------------------------------------------------------------------
Hornbach Holding AG                                     83,233         3,804,852
--------------------------------------------------------------------------------
News Corp. Ltd., Sponsored ADR, Preference             340,000        10,518,750
                                                                    ------------
Total Preferred Stocks (Cost $14,400,636)                             14,326,460

                                                         Units
================================================================================
Rights, Warrants and Certificates--0.1%
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken (SEB),
  Cl. A, Exp. 12/20/99                                 613,250           634,819
--------------------------------------------------------------------------------
Viglen Technology plc Litigation Notes(2)              510,000                --
                                                                    ------------
Total Rights, Warrants and Certificates (Cost $0)                        634,819


                  15 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                                       Face        Market Value
                                                                     Amount          See Note 1
===============================================================================================
Short-Term Notes--2.2%
-----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.57%, 12/1/99(5) (Cost $11,735,000)    $11,735,000       $  11,735,000
-----------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $464,480,688)                        99.3%        543,545,220
-----------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                         0.7           4,078,660
                                                                -------------------------------
Net Assets                                                            100.0%      $ 547,623,880
                                                                ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographic Diversification                      Market Value            Percent
--------------------------------------------------------------------------------
United States                                   $257,062,834               47.3%
Japan                                             56,575,004               10.4
Great Britain                                     55,968,900               10.3
France                                            42,602,682                7.8
Germany                                           24,039,931                4.4
Sweden                                            21,078,620                3.9
Spain                                             18,854,299                3.5
Australia                                         10,518,750                1.9
Israel                                             8,066,625                1.5
Denmark                                            6,670,457                1.2
Finland                                            6,073,646                1.1
India                                              6,066,070                1.1
Austria                                            5,771,542                1.1
Greece                                             5,621,679                1.0
Brazil                                             4,878,901                0.9
Italy                                              4,740,485                0.9
Canada                                             4,720,793                0.9
Hong Kong                                          4,208,127                0.8
Hungary                                               25,875                0.0
                                                -------------------------------
Total                                           $543,545,220              100.0%
                                                ===============================

1. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.

2. Non-income-producing security.

3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $25,875 of the Fund's net assets as of November 30, 1999.

5. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.


                  16 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES November 30, 1999

--------------------------------------------------------------------------------

==========================================================================================
Assets
------------------------------------------------------------------------------------------
Investments, at value (cost $464,480,688)--see accompanying statement         $543,545,220
------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                 6,607,447
Dividends                                                                          883,366
Shares of capital stock sold                                                       260,566
Other                                                                               32,113
                                                                              ------------
Total assets                                                                   551,328,712

==========================================================================================
Liabilities
------------------------------------------------------------------------------------------
Bank overdraft                                                                     379,237
------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency
exchange contracts                                                                 478,167
------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                            1,806,518
Shares of capital stock redeemed                                                   553,834
Distribution and service plan fees                                                 223,484
Transfer and shareholder servicing agent fees                                       62,937
Directors' compensation                                                             41,438
Other                                                                              159,217
                                                                              ------------
Total liabilities                                                                3,704,832

==========================================================================================
Net Assets                                                                    $547,623,880
                                                                              ============

==========================================================================================
Composition of Net Assets
------------------------------------------------------------------------------------------
Par value of shares of capital stock                                          $    250,738
------------------------------------------------------------------------------------------
Additional paid-in capital                                                     358,959,932
------------------------------------------------------------------------------------------
Undistributed net investment income                                              3,902,758
------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                                  105,936,359
------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                   78,574,093
                                                                              ------------
Net assets                                                                    $547,623,880
                                                                              ============


                  17 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES Continued

--------------------------------------------------------------------------------

==========================================================================================
Net Asset Value Per Share
------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$346,066,931 and 15,692,412 shares of capital stock outstanding)                   $22.05
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                           $23.40
------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $143,632,362 and
6,681,867 shares of capital stock outstanding)                                     $21.50
------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $57,924,587 and
2,699,474 shares of capital stock outstanding)                                     $21.46

See accompanying Notes to Financial Statements.


                  18 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS For the Year Ended November 30, 1999

--------------------------------------------------------------------------------

===========================================================================================
Investment Income
-------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $374,952)                     $   7,630,840
-------------------------------------------------------------------------------------------
Interest                                                                           673,602
                                                                             -------------
Total income                                                                     8,304,442

===========================================================================================
Expenses
-------------------------------------------------------------------------------------------
Management fees                                                                  3,738,803
-------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                          1,592,815
Class B                                                                          1,346,496
Class C                                                                            523,303
-------------------------------------------------------------------------------------------
Administrative fees                                                              1,263,857
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                      713,846
-------------------------------------------------------------------------------------------
Shareholder reports                                                                198,548
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                         76,658
-------------------------------------------------------------------------------------------
Directors' compensation                                                             48,521
-------------------------------------------------------------------------------------------
Other                                                                              290,443
                                                                             -------------
Total expenses                                                                   9,793,290
Less expenses paid indirectly                                                       (5,304)
                                                                             -------------
Net expenses                                                                     9,787,986

===========================================================================================
Net Investment Loss                                                             (1,483,544)

===========================================================================================
Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                    118,590,397
Foreign currency transactions                                                   (4,557,167)
                                                                             -------------
Net realized gain                                                              114,033,230

-------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                     (9,159,669)
Translation of assets and liabilities denominated in foreign currencies         (5,389,773)
                                                                             -------------
Net change                                                                     (14,549,442)
                                                                             -------------
Net realized and unrealized gain                                                99,483,788

===========================================================================================
Net Increase in Net Assets Resulting from Operations                         $  98,000,244
                                                                             =============

See accompanying Notes to Financial Statements.


                  19 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

Year Ended November 30,                                                         1999                1998
=========================================================================================================
Operations
---------------------------------------------------------------------------------------------------------
Net investment loss                                                    $  (1,483,544)      $    (405,890)
---------------------------------------------------------------------------------------------------------
Net realized gain                                                        114,033,230          27,310,462
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                    (14,549,442)          9,909,381
                                                                       ---------------------------------
Net increase in net assets resulting from operations                      98,000,244          36,813,953

=========================================================================================================
Dividends and/or Distributions to Shareholders
---------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                   (1,314,909)           (373,535)
Class B                                                                      (32,740)                 --
Class C                                                                       (8,255)                 --
---------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                  (16,895,725)        (10,969,004)
Class B                                                                   (7,564,606)         (4,151,937)
Class C                                                                   (2,976,675)         (1,648,947)

=========================================================================================================
Capital Stock Transactions
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                                    6,173,092          14,728,260
Class B                                                                   (3,420,684)         25,981,560
Class C                                                                      (62,970)         10,484,959

=========================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------
Total increase                                                            71,896,772          70,865,309
---------------------------------------------------------------------------------------------------------
Beginning of period                                                      475,727,108         404,861,799
                                                                       ---------------------------------
End of period [including undistributed (overdistributed)
net investment income of $3,902,758 and $(849,705), respectively]      $ 547,623,880       $ 475,727,108
                                                                       =================================

See accompanying Notes to Financial Statements.


                  20 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Class A              Year Ended November 30,              1999           1998           1997           1996        1995(1)
==============================================================================================================================
Per Share Operating Data
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  19.37       $  18.50       $  16.48       $  15.49       $  14.16
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              (.02)           .03            .03            .03           .112
Net realized and unrealized gain                          3.90           1.63           2.55           2.33           2.45
                                                      ------------------------------------------------------------------------
Total income from investment operations                   3.88           1.66           2.58           2.36           2.56
------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                        --           (.03)          (.01)          (.13)            --
Dividends in excess of net investment income              (.09)            --             --             --             --
Distributions from net realized gain                     (1.11)          (.76)          (.55)         (1.24)         (1.23)
                                                      ------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                          (1.20)          (.79)          (.56)         (1.37)         (1.23)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  22.05       $  19.37       $  18.50       $  16.48       $  15.49
                                                      ========================================================================

==============================================================================================================================
Total Return, at Net Asset Value(3)                      21.64%          9.38%         16.24%         16.60%         19.75%

==============================================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $346,067       $295,596       $267,636       $192,000       $161,693
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $318,701       $291,554       $233,020       $174,838       $154,288
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                             (0.11)%         0.09%          0.17%          0.19%          0.77%
Expenses                                                  1.75%          1.76%(5)       1.73%(5)       1.88%(5)       1.88%(5)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                  78%            59%            32%            48%            76%

1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.

2. Based on average shares outstanding for the period.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized for periods of less than one full year.

5. Expense ratio reflects the effect of expenses paid indirectly by the Fund.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 1999, were $384,802,742 and $408,661,598, respectively.

See accompanying Notes to Financial Statements.


                  21 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS Continued

--------------------------------------------------------------------------------

Class B              Year Ended November 30,          1999            1998           1997          1996       1995(1)
=========================================================================================================================
Per Share Operating Data
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  18.92        $  18.14        $ 16.25       $ 15.30       $ 14.07
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.13)           (.06)          (.04)           --          .022
Net realized and unrealized gain                      3.82            1.60           2.48          2.26          2.44
                                                  -----------------------------------------------------------------------
Total income from investment operations               3.69            1.54           2.44          2.26          2.46
-------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    --              --             --          (.07)           --
Dividends in excess of net investment income            --(7)           --             --            --            --
Distributions from net realized gain                 (1.11)           (.76)          (.55)        (1.24)        (1.23)
Total dividends and distributions
to shareholders                                      (1.11)           (.76)          (.55)        (1.31)        (1.23)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  21.50        $  18.92        $ 18.14       $ 16.25       $ 15.30
                                                  =======================================================================

=========================================================================================================================
Total Return, at Net Asset Value(3)                  21.05%           8.89%         15.61%        16.03%        19.12%

=========================================================================================================================
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $143,632        $129,071        $98,457       $38,634       $16,980
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $134,690        $118,617        $67,317       $27,351       $13,908
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                         (0.61)%         (0.41)%        (0.34)%       (0.03)%        0.16%
Expenses                                              2.25%           2.27%(5)       2.24%(5)      2.41%(5)      2.47%(5)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                              78%             59%            32%           48%           76%

1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.

2. Based on average shares outstanding for the period.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized for periods of less than one full year.

5. Expense ratio reflects the effect of expenses paid indirectly by the Fund.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 1999, were $384,802,742 and $408,661,598, respectively.

7. Less than $0.005 per share.

See accompanying Notes to Financial Statements.


                  22 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

Class C              Year Ended November 30,         1999           1998           1997           1996        1995(1)
=========================================================================================================================
Per Share Operating Data
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 18.89        $ 18.11        $ 16.22        $ 15.26        $ 14.06
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         (.12)          (.06)          (.03)          (.04)           --(2)
Net realized and unrealized gain                     3.80           1.60           2.47           2.29           2.43
                                                  -----------------------------------------------------------------------
Total income from investment operations              3.68           1.54           2.44           2.25           2.43
-------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                   --             --             --           (.05)            --
Dividends in excess of net investment income          --(7)           --             --             --             --
Distributions from net realized gain                (1.11)          (.76)          (.55)         (1.24)         (1.23)
Total dividends and distributions
to shareholders                                     (1.11)          (.76)          (.55)         (1.29)         (1.23)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $ 21.46        $ 18.89        $ 18.11        $ 16.22        $ 15.26
                                                  =======================================================================

=========================================================================================================================
Total Return, at Net Asset Value(3)                 21.02%          8.90%         15.64%         16.04%         18.90%

=========================================================================================================================
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $57,925        $51,060        $38,769        $16,149        $ 4,373
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $52,348        $47,322        $26,735        $10,152        $ 3,834
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                        (0.61)%        (0.41)%        (0.34)%        (0.07)%         0.03%
Expenses                                             2.25%          2.27%(5)       2.24%(5)       2.43%(5)       2.60%(5)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                             78%            59%            32%            48%            76%

1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.

2. Based on average shares outstanding for the period.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized for periods of less than one full year.

5. Expense ratio reflects the effect of expenses paid indirectly by the Fund.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 1999, were $384,802,742 and $408,661,598, respectively.

7. Less than $0.005 per share.

See accompanying Notes to Financial Statements.


                  23 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. Significant Accounting Policies

Oppenheimer Quest Global Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.


                  24 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Directors' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent Directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended November 30, 1999, a provision of $28,082 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $40,519 as of November 30, 1999.

      The Board of Directors has adopted a deferred compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Directors in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan will be determined based upon the performance of the selected funds. Deferral of Directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


                  25 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Continued

--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies Continued

Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

      The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended November 30, 1999, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $7,591,911. Accumulated net realized gain on investments was decreased by the same amount.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  26 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

================================================================================
2. Capital Stock

The Fund has authorized 100 million shares of $0.01 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                                 Year Ended November 30, 1999         Year Ended November 30, 1998
                                     Shares           Amount              Shares           Amount
--------------------------------------------------------------------------------------------------
Class A
Sold                              5,264,971    $ 104,706,651           4,910,696    $ 93,437,975
Dividends and/or
distributions reinvested          1,009,192       17,630,591             626,544      10,983,313
Redeemed                         (5,838,408)    (116,164,150)         (4,750,300)    (89,693,028)
                                 ---------------------------------------------------------------
Net increase                        435,755    $   6,173,092             786,940    $ 14,728,260
                                 ===============================================================

--------------------------------------------------------------------------------------------------
Class B
Sold                              1,058,547    $  20,637,480           2,090,654    $ 38,937,146
Dividends and/or
distributions reinvested            419,286        7,173,983             227,806       3,918,313
Redeemed                         (1,618,065)     (31,232,147)           (923,753)    (16,873,899)
                                 ---------------------------------------------------------------
Net increase (decrease)            (140,232)   $  (3,420,684)          1,394,707    $ 25,981,560
                                 ===============================================================

--------------------------------------------------------------------------------------------------
Class C
Sold                                690,079    $  13,533,154           1,153,408    $ 21,397,342
Dividends and/or
distributions reinvested            158,684        2,710,338              88,697       1,522,922
Redeemed                           (852,684)     (16,306,462)           (679,309)    (12,435,305)
                                 ---------------------------------------------------------------
Net increase (decrease)              (3,921)   $     (62,970)            562,796    $ 10,484,959
                                 ===============================================================

================================================================================
3. Unrealized Gains and Losses on Securities

As of November 30, 1999, net unrealized appreciation on securities of $79,064,532 was composed of gross appreciation of $105,287,482, and gross depreciation of $26,222,950.


                  27 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Continued

--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $400 million of average annual net assets of the Fund, 0.70% of the next $400 million, and 0.65% of average annual net assets in excess of $800 million. The Fund's management fee for the year ended November 30, 1999, was 0.74% of the average annual net assets for each class of shares.

--------------------------------------------------------------------------------
Sub-Advisor Fees. The Manager pays OpCap Advisors (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the year ended November 30, 1999, the Manager paid $1,259,293 to the Sub-Advisor.

--------------------------------------------------------------------------------
Administration Fees. The administration fees are payable monthly to the Manager and are computed on the Fund's average daily net assets at the annual rate of 0.25%.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. The Fund pays OFS an annual maintenance fee of $18.00 for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the year ended November 30, 1999, the Fund paid OFS $697,923.

--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                           Aggregate           Class A       Commissions       Commissions       Commissions
                           Front-End         Front-End        on Class A        on Class B        on Class C
                       Sales Charges     Sales Charges            Shares            Shares            Shares
                          on Class A       Retained by       Advanced by       Advanced by       Advanced by
Year Ended                    Shares       Distributor    Distributor(1)    Distributor(1)    Distributor(1)
------------------------------------------------------------------------------------------------------------
November 30, 1999           $460,274          $107,903          $135,081          $542,206           $99,471

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                          Class A                       Class B                      Class C
                              Contingent Deferred           Contingent Deferred          Contingent Deferred
                                    Sales Charges                 Sales Charges                Sales Charges
Year Ended                Retained by Distributor       Retained by Distributor      Retained by Distributor
------------------------------------------------------------------------------------------------------------
November 30, 1999                          $5,644                      $330,241                      $13,842


                  28 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

The Fund has adopted Distribution and Service Plans for Class A, Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the fiscal year ended November 30, 1999, payments under the Class A plan totaled $1,592,815, all of which was paid by the Distributor to recipients. That included $41,709 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


                  29 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Continued

--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates Continued

Distribution fees paid to the Distributor for the year ended November 30, 1999, were as follows:

                                                                       Distributor's           Distributor's
                                                                           Aggregate            Unreimbursed
                                                                        Unreimbursed           Expenses as %
                      Total Payments         Amount Retained                Expenses           of Net Assets
                          Under Plan          by Distributor              Under Plan                of Class
------------------------------------------------------------------------------------------------------------
Class B Plan              $1,346,496              $1,071,447              $2,284,669                   1.59%
Class C Plan                 523,303                 178,672                 554,458                   0.96

================================================================================
5. Foreign Currency Contracts

A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      Securities to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of November 30, 1999, the Fund had outstanding foreign currency contracts as follows:

                                                          Contract         Valuation as of              Unrealized
Contract Description       Expiration Date           Amount (000s)       November 30, 1999            Depreciation
------------------------------------------------------------------------------------------------------------------
Contracts to Sell
Japanese Yen (JPY)                 12/8/99           JPY 2,030,053             $19,895,667                $478,167
                                                                                                          ========


                  30 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

================================================================================
6. Illiquid or Restricted Securities

As of November 30, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of November 30, 1999, was $2,858.

================================================================================
7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

      The Fund had no borrowings outstanding during the year ended November 30, 1999.


                  31 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Oppenheimer Quest Global Value Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Oppenheimer Quest Global Value Fund, Inc. (the Fund) at November 30, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP

Denver, Colorado
December 21, 1999


                  32 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION Unaudited

--------------------------------------------------------------------------------

================================================================================
In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Distributions of $1.1972, $1.1156 and $1.1140 per share were paid to Class A, Class B and Class C shareholders, respectively, on December 16, 1998, of which $1.1109 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

      Dividends paid by the Fund during the fiscal year ended November 30, 1999, which are not designated as capital gain distributions should be multiplied by 7.15% to arrive at the net amount eligible for the corporate dividend-received deduction.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  33 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

================================================================================
Officers and Directors      Bridget A. Macaskill, Chairman of the Board of
                              Directors and President
                            Paul Y. Clinton, Director
                            Thomas W. Courtney, Director
                            Robert G. Galli, Director
                            Lacy B. Herrmann, Director
                            George Loft, Director
                            O. Leonard Darling, Vice President
                            Andrew J. Donohue, Secretary
                            Brian W. Wixted, Treasurer
                            Robert G. Zack, Assistant Secretary
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer

================================================================================
Investment Advisor          OppenheimerFunds, Inc.

================================================================================
Sub-Advisor                 OpCap Advisors

================================================================================
Distributor                 OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder    OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of                Citibank, N.A.
Portfolio Securities

================================================================================
Independent Accountants     PricewaterhouseCoopers LLP

================================================================================
Legal Counsel               Mayer, Brown & Platt

                            This is a copy of a report to shareholders of Oppenheimer Quest Global Value Fund, Inc. This report must be preceded or accompanied by a Prospectus of Oppenheimer Quest Global Value Fund, Inc. For material information concerning the Fund, see the Prospectus.

                            Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                  34 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------

OPPENHEIMERFUNDS FAMILY

--------------------------------------------------------------------------------

=============================================================================================
Global Equity
---------------------------------------------------------------------------------------------
                 Developing Markets Fund             Global Fund
                 International Small Company Fund    Quest Global Value Fund
                 Europe Fund                         Global Growth & Income Fund
                 International Growth Fund

=============================================================================================
Equity
---------------------------------------------------------------------------------------------
                 Stock                               Stock & Bond
                 Enterprise Fund(1)                  Main Street(R) Growth & Income Fund
                 Discovery Fund                      Quest Opportunity Value Fund
                 Main Street(R) Small Cap Fund       Total Return Fund
                 Quest Small Cap Value Fund          Quest Balanced Value Fund
                 MidCap Fund                         Capital Income Fund(2)
                 Capital Appreciation Fund           Multiple Strategies Fund
                 Growth Fund                         Disciplined Allocation Fund
                 Disciplined Value Fund              Convertible Securities Fund
                 Quest Value Fund
                 Trinity Growth Fund                 Specialty
                 Trinity Core Fund                   Real Asset Fund
                 Trinity Value Fund                  Gold & Special Minerals Fund

=============================================================================================
Fixed Income
---------------------------------------------------------------------------------------------
                 Taxable                             Municipal
                 International Bond Fund             California Municipal Fund(3)
                 World Bond Fund                     Main Street(R)California Municipal Fund(3)
                 High Yield Fund                     Florida Municipal Fund(3)
                 Champion Income Fund                New Jersey Municipal Fund(3)
                 Strategic Income Fund               New York Municipal Fund(3)
                 Bond Fund                           Pennsylvania Municipal Fund(3)
                 Senior Floating Rate Fund           Municipal Bond Fund
                 U.S. Government Trust               Insured Municipal Fund
                 Limited-Term Government Fund        Intermediate Municipal Fund

                                                     Rochester Division
                                                     Rochester Fund Municipals
                                                     Limited Term New York Municipal Fund

=============================================================================================
Money Market(4)
---------------------------------------------------------------------------------------------
                 Money Market Fund                   Cash Reserves

1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.

2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income Fund."

3. Available to investors only in certain states.

4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


                  35 OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

                       THIS PAGE INTENTIONALLY LEFT BLANK

--------------------------------------------------------------------------------

INFORMATION AND SERVICES

--------------------------------------------------------------------------------

      As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

--------------------------------------------------------------------------------
      Internet
      24-hr access to account information and transactions www.oppenheimerfunds.com
      --------------------------------------------------------------------------
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      Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
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      --------------------------------------------------------------------------
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      --------------------------------------------------------------------------
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      --------------------------------------------------------------------------
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      --------------------------------------------------------------------------
      OppenheimerFunds Information Hotline
      24 hours a day, timely and insightful messages on the economy and issues that may affect your investments 1.800.835.3104
      --------------------------------------------------------------------------
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      OppenheimerFunds Services
      P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------

                                                     [LOGO] Oppenheimer Funds(R)
                                                               Distributor, Inc.

RA0254.001.1199 January 28, 2000